Cash Flow Information - Schedule of Cash Paid for Interest and Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Interest, net of amounts capitalized	$ 157	$ 180	$ 221
Income taxes, net of amounts refunded	$ 312	$ 177	$ 104